Cash and Cash Equivalents (Details) € in Thousands, $ in Millions	Oct. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Oct. 31, 2021 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Disclosure of financial assets [line items]
Other cash equivalents		€ 42,900		€ 12,001	€ 14,004
Cash at bank and at hand		43,653		93,686	21,837
Cash and cash equivalents		86,553		€ 105,687	€ 35,840	€ 56,692
Socit Gnrale
Disclosure of financial assets [line items]
Other cash equivalents	€ 30,900		$ 35
Treso plus
Disclosure of financial assets [line items]
Other cash equivalents		€ 10,000